UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported):

February 5, 2013

NAVISTAR FINANCIAL CORPORATION1

(Exact name of securitizer as specified in its charter)

0000051303
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Kristin L. Moran, General Counsel, (331) 332-4318

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)   ☒

[1]

Navistar Financial Corporation, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the equipment loan and lease and floorplan asset classes, including asset-backed securities privately issued by and asset-backed securities registered by the following affiliated registrants: (i) equipment loan and lease – Navistar Financial Retail Receivables Corporation (Commission File Number 333-67112; Central Index Key Number 0000882590); and (ii) equipment floorplan – Navistar Financial Securities Corporation (Commission File Number 333-104639; Central Index Key Number 0000867961).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NAVISTAR FINANCIAL CORPORATION (Securitizer)

By:	/s/ Mary Ellen Kummer
Name:	Mary Ellen Kummer
Title:	Assistant Treasurer

Date: February 5, 2013